NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value Assumptions of Derivative Liabilities (Derivative [Member])	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Risk free interest rate	0.10%
Expected life (years)	0 years
Volatility	0.00%
Maximum [Member]
Risk free interest rate	0.19%
Expected life (years)	3 years
Dividend Yield	0.00%
Volatility	186.00%